Short-Term Borrowed Funds	12 Months Ended
Dec. 31, 2012
Troubled Debts Restructures, Short-Term Borrowed Funds and Long-Term Debt [Abstract]
Short-Term Borrowed Funds

Note 10 - Short-Term Borrowed Funds

The following tables set forth certain information regarding the amounts, year-end weighted average rates, average balances, weighted average rate, and maximum month-end balances for short-term borrowed funds, at and during 2012 and 2011:

	2012		2011
	Amount	Rate	Amount	Rate
	(dollars in thousands)
At year-end
Master notes and other short term borrowing	$6,180	0.92%	$7,732	0.94%
Notes payable	10	6.00%	59	3.80%
Short-term advances from FHLB	12,500	2.30%	13,000	2.04%

	$18,690	1.84%	$20,791	1.64%

	2012		2011
	Amount	Rate	Amount	Rate
	(dollars in thousands)
Average for the year
Federal funds purchased	$5	0.80%	$4	0.74%
Master notes and other short term borrowing	7,464	0.90%	9,556	1.13%
Notes payable	29	4.37%	59	3.82%
Short-term advances from FHLB	11,503	2.46%	14,629	1.78%

	$19,001	1.85%	$24,248	1.53%

	2012	2011
	(dollars in thousands)
Maximum month-end balance
Federal funds purchased	$—	$—
Master notes and other short term borrowing	7,491	11,110
Notes payable	59	59
Short-term advances from FHLB	13,500	20,450

Federal funds purchased represent unsecured overnight borrowings from other financial institutions. Master notes and other secured borrowings represent an overnight investment in commercial paper issued by the Company to customers of its subsidiary banks, where an agreement is in place and borrowings secured by the Uwharrie Loan Pool.

The subsidiary banks have combined available lines of credit for federal funds and Federal Reserve discount window availability in the amount of $53.0 million at December 31, 2012.